OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2024
Other Liabilities Disclosure [Abstract]
OTHER CURRENT ASSETS

7. OTHER CURRENT ASSETS

Other current assets consisted of the following:

	June 30, 2024	December 31, 2023
	US$’000	US$’000
	(Unaudited)

Prepayments for materials	10,104	7,509
Prepayments for R&D	98	110
Prepayments for utilities	574	571
Other prepayments	343	341
Deductible value-added tax input	627	207
Other receivables	1,715	1,662
Subtotal	13,461	10,400
Less: allowance for bad debts	(433)	(449)
Net balance	13,028	9,951

On March 21, 2022, the Ministry of Finance and State Administration of Tax released Announcement (2022) No.14 to issue China’s VAT rebates to eligible industries. Companies in these industries can now apply for monthly refunds of incremental VAT credits and a one-time refund of remaining VAT credits from April 1, 2022 onward. Given that Chijet falls within the scope of the eligible industry, the deductible value-added tax input is classified as other current assets.